Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instrument Classified at Level of Hierarchy Used in Measuring Fair Value	A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been used in measuring fair value.

Fair value hierarchy

Financial instruments
Convertible notes - embedded derivative	Level 2

Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,
	2026	2027 and later	Total
	$	$	$
Convertible senior notes	4,528	261,014	265,542
Accounts payable and accrued liabilities	31,449	-	31,449
Obligations under office leases¹	296	460	756
Total	36,273	261,474	297,747

¹Include principal and interest/finance charges.